Small Cap Stock Index Portfolio
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.9%
Automobiles & Components — 2.1%
Adient PLC(a)	29,681	714,719
American Axle & Manufacturing Holdings, Inc.(a)	43,165	259,422
BorgWarner, Inc.	79,291	3,485,632
Dana, Inc.	48,389	969,716
Dorman Products, Inc.(a)	10,157	1,583,273
Fox Factory Holding Corp.(a)	15,397	373,993
Gentherm, Inc.(a)	11,114	378,543
LCI Industries	8,861	825,402
Patrick Industries, Inc.	12,175	1,259,260
Phinia, Inc.	14,221	817,423
Standard Motor Products, Inc.	7,860	320,845
Winnebago Industries, Inc.	10,347	346,004
XPEL, Inc.(a)	9,157	302,822
		11,637,054
Banks — 8.4%
Ameris Bancorp	23,616	1,731,289
Atlantic Union Bankshares Corp.	52,259	1,844,220
Axos Financial, Inc.(a)	20,649	1,747,938
Banc of California, Inc.	47,577	787,399
BancFirst Corp.(b)	7,493	947,490
Bank of Hawaii Corp.	14,536	954,143
BankUnited, Inc.	27,459	1,047,835
Banner Corp.	12,685	830,867
Beacon Financial Corp.	30,228	716,706
Capitol Federal Financial, Inc.	43,407	275,634
Cathay General Bancorp	25,344	1,216,765
Central Pacific Financial Corp.	9,828	298,182
City Holding Co.	5,370	665,182
Community Financial System, Inc.	19,351	1,134,743
Customers Bancorp, Inc.(a)	10,756	703,120
CVB Financial Corp.	47,357	895,521
Dime Community Bancshares, Inc.	14,519	433,102
Eagle Bancorp, Inc.	10,067	203,555
FB Financial Corp.	15,232	849,032
First Bancorp/Puerto Rico	58,463	1,289,109
First Bancorp/Southern Pines NC	15,170	802,341
First Commonwealth Financial Corp.	38,029	648,394
First Financial Bancorp	34,925	881,856
First Hawaiian, Inc.	45,589	1,131,975
Fulton Financial Corp.	66,682	1,242,286
Hanmi Financial Corp.	10,679	263,664
Heritage Financial Corp.	12,771	308,930
Hilltop Holdings, Inc.	16,119	538,697
Hope Bancorp, Inc.	46,922	505,350
Independent Bank Corp.	18,086	1,251,009
Lakeland Financial Corp.	9,407	603,929
National Bank Holdings Corp., Cl. A	13,800	533,232
NBT Bancorp, Inc.	19,475	813,276

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Banks — 8.4% (continued)
Northwest Bancshares, Inc.	53,456	662,320
OFG Bancorp	16,299	708,843
Park National Corp.	5,268	856,208
Pathward Financial, Inc.	8,418	623,016
Preferred Bank	4,210	380,542
Provident Financial Services, Inc.	47,778	921,160
Renasant Corp.	34,751	1,281,964
S&T Bancorp, Inc.	14,082	529,342
Seacoast Banking Corp. of Florida	32,095	976,651
ServisFirst Bancshares, Inc.	18,422	1,483,524
Simmons First National Corp., Cl. A	52,645	1,009,205
Southside Bancshares, Inc.	10,773	304,337
Stellar Bancorp, Inc.	17,011	516,114
The Bancorp, Inc.(a)	16,873	1,263,619
Tompkins Financial Corp.	4,751	314,564
Triumph Financial, Inc.(a)	8,368	418,735
TrustCo Bank Corp. NY	6,889	250,071
Trustmark Corp.	22,136	876,586
United Community Banks, Inc.	44,401	1,391,971
Veritex Holdings, Inc.	20,107	674,188
WaFd, Inc.	28,826	873,140
Westamerica BanCorp	9,353	467,556
WSFS Financial Corp.	20,532	1,107,291
		45,987,718
Capital Goods — 13.0%
AAR Corp.(a)	12,960	1,162,123
Air Lease Corp.	38,487	2,449,698
Alamo Group, Inc.	3,942	752,528
Albany International Corp., Cl. A	10,760	573,508
American Woodmark Corp.(a)	5,284	352,760
Apogee Enterprises, Inc.	8,156	355,357
Arcosa, Inc.	17,950	1,682,094
Armstrong World Industries, Inc.	15,853	3,107,347
Astec Industries, Inc.	8,337	401,260
AZZ, Inc.	10,953	1,195,301
Boise Cascade Co.	13,644	1,054,954
CSW Industrials, Inc.	6,149	1,492,670
DNOW, Inc.(a)	39,212	597,983
DXP Enterprises, Inc.(a)	4,653	554,033
Dycom Industries, Inc.(a)	10,600	3,092,656
Enerpac Tool Group Corp.	19,695	807,495
Enpro, Inc.	7,707	1,741,782
ESCO Technologies, Inc.	9,459	1,996,889
Everus Construction Group, Inc.(a)	18,682	1,601,981
Federal Signal Corp.	22,277	2,650,740
Franklin Electric Co., Inc.	13,999	1,332,705
Gates Industrial Corp. PLC(a)	94,229	2,338,764
Gibraltar Industries, Inc.(a)	10,873	682,824
Granite Construction, Inc.	16,034	1,758,128
Griffon Corp.	14,297	1,088,717
Hayward Holdings, Inc.(a)	72,452	1,095,474

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Capital Goods — 13.0% (continued)
Hillenbrand, Inc.	26,226	709,151
Insteel Industries, Inc.	7,069	271,025
JBT Marel Corp.	19,028	2,672,483
Kadant, Inc.	4,309	1,282,272
Kennametal, Inc.	27,719	580,159
Lindsay Corp.	4,026	565,895
Masterbrand, Inc.(a)	46,498	612,379
Mercury Systems, Inc.(a)	19,295	1,493,433
Moog, Inc., Cl. A	10,419	2,163,714
Mueller Water Products, Inc., Cl. A	57,224	1,460,356
MYR Group, Inc.(a)	5,682	1,182,026
National Presto Industries, Inc.	1,981	222,169
Powell Industries, Inc.	3,447	1,050,680
Proto Labs, Inc.(a)	8,709	435,711
Quanex Building Products Corp.	16,700	237,474
Resideo Technologies, Inc.(a)	50,127	2,164,484
Rush Enterprises, Inc., Cl. A	22,389	1,197,140
SPX Technologies, Inc.(a)	18,105	3,381,652
Standex International Corp.	4,414	935,327
Sterling Infrastructure, Inc.(a),(b)	11,147	3,786,413
Sunrun, Inc.(a),(b)	85,373	1,476,099
Tennant Co.	6,720	544,723
The Greenbrier Companies, Inc.	11,508	531,324
Titan International, Inc.(a)	17,866	135,067
Trinity Industries, Inc.	29,514	827,573
Vicor Corp.(a)	8,366	415,957
WillScot Holdings Corp.	66,636	1,406,686
Worthington Enterprises, Inc.	11,499	638,079
Zurn Elkay Water Solutions Corp.	54,591	2,567,415
		70,866,637
Commercial & Professional Services — 3.2%
ABM Industries, Inc.	22,754	1,049,414
Amentum Holdings, Inc.(a)	56,356	1,349,726
Brady Corp., Cl. A	16,033	1,251,055
CoreCivic, Inc.(a)	39,196	797,639
CSG Systems International, Inc.	10,011	644,508
Deluxe Corp.	16,499	319,421
Enviri Corp.(a)	30,309	384,621
Healthcare Services Group, Inc.(a)	26,477	445,608
Heidrick & Struggles International, Inc.	7,506	373,574
HNI Corp.(b)	16,759	785,159
Interface, Inc.	21,343	617,666
Korn Ferry	19,279	1,349,144
Liquidity Services, Inc.(a)	8,720	239,190
ManpowerGroup, Inc.	16,798	636,644
MillerKnoll, Inc.	24,888	441,513
OPENLANE, Inc.(a)	38,892	1,119,312
Pitney Bowes, Inc.(b)	58,160	663,606
Robert Half, Inc.	36,571	1,242,682
The GEO Group, Inc.(a)	50,836	1,041,630
UniFirst Corp.	5,490	917,873

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Commercial & Professional Services — 3.2% (continued)
Verra Mobility Corp.(a)	58,361	1,441,517
Vestis Corp.	44,025	199,433
		17,310,935
Consumer Discretionary Distribution & Retail — 3.6%
Academy Sports & Outdoors, Inc.	24,321	1,216,536
Advance Auto Parts, Inc.	21,963	1,348,528
American Eagle Outfitters, Inc.	58,933	1,008,344
Asbury Automotive Group, Inc.(a)	7,196	1,759,062
Boot Barn Holdings, Inc.(a)	11,186	1,853,744
Caleres, Inc.(b)	13,200	172,128
Etsy, Inc.(a)	36,302	2,410,090
Group 1 Automotive, Inc.	4,644	2,031,797
Guess?, Inc.	10,351	172,965
Kohl’s Corp.(b)	40,981	629,878
MarineMax, Inc.(a),(b)	7,391	187,214
Monro, Inc.(b)	10,419	187,229
National Vision Holdings, Inc.(a)	28,926	844,350
Sally Beauty Holdings, Inc.(a)	36,107	587,822
Shoe Carnival, Inc.(b)	6,476	134,636
Signet Jewelers Ltd.(b)	15,062	1,444,747
Sonic Automotive, Inc., Cl. A	5,464	415,756
The Buckle, Inc.	11,160	654,646
Upbound Group, Inc.	19,075	450,742
Urban Outfitters, Inc.(a)	19,701	1,407,242
Victoria’s Secret & Co.(a)	29,208	792,705
		19,710,161
Consumer Durables & Apparel — 3.9%
Acushnet Holdings Corp.	10,010	785,685
Carter’s, Inc.	13,553	382,466
Cavco Industries, Inc.(a)	2,899	1,683,536
Century Communities, Inc.	9,380	594,411
Champion Homes, Inc.(a)	20,680	1,579,332
Dream Finders Homes, Inc., Cl. A(a),(b)	10,978	284,550
Ethan Allen Interiors, Inc.	8,657	255,035
G-III Apparel Group Ltd.(a)	14,378	382,598
Green Brick Partners, Inc.(a)	11,237	829,965
Hanesbrands, Inc.(a)	131,628	867,428
Helen of Troy Ltd.(a)	8,039	202,583
Installed Building Products, Inc.(b)	8,360	2,062,078
Kontoor Brands, Inc.	18,686	1,490,582
La-Z-Boy, Inc.(b)	14,884	510,819
Leggett & Platt, Inc.	50,288	446,557
LGI Homes, Inc.(a)	7,353	380,224
M/I Homes, Inc.(a)	9,645	1,393,124
Meritage Homes Corp.	26,043	1,886,294
Newell Brands, Inc.	152,940	801,406
Oxford Industries, Inc.(b)	5,291	214,497
Sonos, Inc.(a)	44,025	695,595
Steven Madden Ltd.(b)	26,470	886,216
Sturm Ruger & Co., Inc.(b)	6,081	264,341
Topgolf Callaway Brands Corp.(a),(b)	50,955	484,072

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Consumer Durables & Apparel — 3.9% (continued)
Tri Pointe Homes, Inc.(a)	31,910	1,083,983
Wolverine World Wide, Inc.	29,710	815,242
		21,262,619
Consumer Services — 3.7%
Adtalem Global Education, Inc.(a)	13,159	2,032,408
BJ’s Restaurants, Inc.(a)	7,900	241,187
Bloomin’ Brands, Inc.	28,647	205,399
Brinker International, Inc.(a)	16,286	2,063,110
Caesars Entertainment, Inc.(a)	75,888	2,050,873
Cracker Barrel Old Country Store, Inc.(b)	8,135	358,428
Dave & Buster’s Entertainment, Inc.(a),(b)	9,837	178,640
Frontdoor, Inc.(a)	26,678	1,795,163
Golden Entertainment, Inc.	7,425	175,081
Matthews International Corp., Cl. A	11,423	277,350
Mister Car Wash, Inc.(a)	33,678	179,504
Monarch Casino & Resort, Inc.	4,656	492,791
Papa John’s International, Inc.(b)	12,214	588,104
Penn Entertainment, Inc.(a),(b)	51,269	987,441
Perdoceo Education Corp.	22,317	840,458
Pursuit Attractions and Hospitality, Inc.(a)	7,673	277,609
Sabre Corp.(a)	149,113	272,877
Shake Shack, Inc., Cl. A(a)	14,735	1,379,343
Six Flags Entertainment Corp.(a),(b)	37,043	841,617
Strategic Education, Inc.	8,636	742,782
Stride, Inc.(a)	15,773	2,349,231
The Cheesecake Factory, Inc.(b)	16,729	914,073
The Wendy’s Company(b)	57,207	524,016
United Parks & Resorts, Inc.(a)	10,071	520,671
		20,288,156
Consumer Staples Distribution & Retail — .7%
Grocery Outlet Holding Corp.(a)	35,897	576,147
PriceSmart, Inc.	9,285	1,125,249
The Andersons, Inc.	12,227	486,757
The Chefs’ Warehouse, Inc.(a)	13,365	779,580
United Natural Foods, Inc.(a)	22,171	834,073
		3,801,806
Energy — 4.4%
Archrock, Inc.	64,289	1,691,444
Atlas Energy Solutions, Inc.(b)	27,125	308,411
Bristow Group, Inc.(a)	9,489	342,363
Cactus, Inc., Cl. A	25,342	1,000,249
California Resources Corp.	26,629	1,416,130
Comstock Resources, Inc.(a),(b)	28,985	574,773
Core Laboratories, Inc.	17,775	219,699
Core Natural Resources, Inc.(b)	18,651	1,556,985
Crescent Energy Co., Cl. A	68,386	610,003
CVR Energy, Inc.	11,010	401,645
Dorian LPG Ltd.	13,692	408,022
Helix Energy Solutions Group, Inc.(a)	49,513	324,805
Helmerich & Payne, Inc.	36,321	802,331
Innovex International, Inc.(a)	14,916	276,543

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Energy — 4.4% (continued)
International Seaways, Inc.(b)	15,113	696,407
Kinetik Holdings, Inc.(b)	15,914	680,164
Kodiak Gas Services, Inc.	24,010	887,650
Liberty Energy, Inc.	59,154	729,960
Magnolia Oil & Gas Corp., Cl. A	67,987	1,622,850
Noble Corp. PLC(b)	45,703	1,292,481
Northern Oil & Gas, Inc.(b)	35,531	881,169
Oceaneering International, Inc.(a)	37,116	919,734
Par Pacific Holdings, Inc.(a)	18,591	658,493
Patterson-UTI Energy, Inc.(b)	127,231	659,057
Peabody Energy Corp.	44,534	1,181,042
REX American Resources Corp.(a)	10,446	319,856
RPC, Inc.	32,110	152,844
SM Energy Co.	42,064	1,050,338
Talos Energy, Inc.(a)	47,343	454,019
Tidewater, Inc.(a),(b)	17,012	907,250
Vital Energy, Inc.(a)	10,534	177,919
World Kinect Corp.	20,277	526,188
		23,730,824
Equity Real Estate Investment Trusts — 6.6%
Acadia Realty Trust(c)	47,794	963,049
Alexander & Baldwin, Inc.(c)	26,591	483,690
American Assets Trust, Inc.(c)	17,051	346,476
Apple Hospitality REIT, Inc.(c)	80,668	968,823
Armada Hoffler Properties, Inc.(c)	30,410	213,174
Brandywine Realty Trust(c)	63,022	262,802
CareTrust REIT, Inc.(c)	80,768	2,801,034
Centerspace(c)	6,279	369,833
Curbline Properties Corp.(c)	35,711	796,355
DiamondRock Hospitality Co.(c)	74,626	594,023
Douglas Emmett, Inc.(b),(c)	61,141	951,965
Easterly Government Properties, Inc.(c)	15,617	358,098
Elme Communities(c)	32,642	550,344
Essential Properties Realty Trust, Inc.(c)	72,884	2,169,028
Four Corners Property Trust, Inc.(c)	37,962	926,273
Getty Realty Corp.(c)	19,008	509,985
Global Net Lease, Inc.(b),(c)	71,151	578,458
Highwoods Properties, Inc.(c)	40,016	1,273,309
Innovative Industrial Properties, Inc.(c)	10,248	549,088
JBG SMITH Properties(b),(c)	22,573	502,249
LTC Properties, Inc.(c)	17,134	631,559
LXP Industrial Trust(c)	108,059	968,209
Medical Properties Trust, Inc.(b),(c)	180,550	915,389
Millrose Properties, Inc.(c)	44,108	1,482,470
NexPoint Residential Trust, Inc.(c)	8,304	267,555
Outfront Media, Inc.(c)	52,973	970,465
Pebblebrook Hotel Trust(b),(c)	43,102	490,932
Phillips Edison & Co., Inc.(c)	46,032	1,580,279
Ryman Hospitality Properties, Inc.(c)	23,091	2,068,723
Safehold, Inc.(c)	16,751	259,473
Saul Centers, Inc.(c)	4,497	143,319

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Equity Real Estate Investment Trusts — 6.6% (continued)
SITE Centers Corp.(b),(c)	18,036	162,504
SL Green Realty Corp.(c)	25,987	1,554,282
Summit Hotel Properties, Inc.(c)	38,578	211,793
Sunstone Hotel Investors, Inc.(c)	69,461	650,850
Tanger, Inc.(c)	41,431	1,402,025
Terreno Realty Corp.(c)	37,899	2,150,768
The Macerich Company(c)	92,503	1,683,555
Universal Health Realty Income Trust(c)	4,493	175,991
Urban Edge Properties(c)	45,940	940,392
Veris Residential, Inc.(c)	29,307	445,466
Whitestone REIT(c)	16,822	206,574
Xenia Hotels & Resorts, Inc.(c)	34,911	478,979
		36,009,608
Financial Services — 8.1%
Acadian Asset Management, Inc.	9,972	480,252
Adamas Trust, Inc.(b),(c)	30,464	212,334
Apollo Commercial Real Estate Finance, Inc.(b),(c)	48,434	490,636
Arbor Realty Trust, Inc.(b),(c)	70,247	857,716
ARMOUR Residential REIT, Inc.(b),(c)	40,683	607,804
Artisan Partners Asset Management, Inc., Cl. A	25,789	1,119,243
BGC Group, Inc., Cl. A	133,720	1,264,991
Blackstone Mortgage Trust, Inc., Cl. A(b),(c)	58,245	1,072,290
Bread Financial Holdings, Inc.	17,055	951,157
Cohen & Steers, Inc.	10,078	661,218
Donnelley Financial Solutions, Inc.(a)	10,030	515,843
Ellington Financial, Inc.(b),(c)	36,010	467,410
Enact Holdings, Inc.	10,491	402,225
Encore Capital Group, Inc.(a)	8,374	349,531
Enova International, Inc.(a)	9,150	1,053,073
EVERTEC, Inc.	23,675	799,742
EZCORP, Inc., Cl. A(a)	21,109	401,915
Franklin BSP Realty Trust, Inc.(b),(c)	31,160	338,398
HA Sustainable Infrastructure Capital, Inc.(b)	45,110	1,384,877
Jackson Financial, Inc., Cl. A	25,548	2,586,224
KKR Real Estate Finance Trust, Inc.(b),(c)	20,572	185,148
MarketAxess Holdings, Inc.	13,672	2,382,346
Moelis & Co., Cl. A	27,193	1,939,405
Mr. Cooper Group, Inc.	23,450	4,943,025
Navient Corp.	24,969	328,342
NCR Atleos Corp.(a)	26,942	1,059,090
NMI Holdings, Inc.(a)	28,327	1,086,057
Payoneer Global, Inc.(a)	106,387	643,641
PennyMac Mortgage Investment Trust(b),(c)	32,904	403,403
Piper Sandler Companies	6,094	2,114,557
PJT Partners, Inc., Cl. A	8,924	1,586,063
PRA Group, Inc.(a)	14,536	224,436
PROG Holdings, Inc.	14,452	467,667
Radian Group, Inc.	49,729	1,801,184
Ready Capital Corp.(b),(c)	56,284	217,819
Redwood Trust, Inc.(c)	47,208	273,334
StepStone Group, Inc., Cl. A	26,398	1,724,053

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Financial Services — 8.1% (continued)
StoneX Group, Inc.(a),(b)	17,002	1,715,842
Two Harbors Investment Corp.(b),(c)	37,412	369,256
Victory Capital Holdings, Inc., Cl. A	18,056	1,169,307
Virtu Financial, Inc., Cl. A	29,170	1,035,535
Virtus Investment Partners, Inc.	2,313	439,539
Walker & Dunlop, Inc.	12,443	1,040,484
WisdomTree, Inc.(b)	43,932	610,655
World Acceptance Corp.(a)	1,218	206,013
		43,983,080
Food, Beverage & Tobacco — 1.1%
Cal-Maine Foods, Inc.	16,701	1,571,564
Fresh Del Monte Produce, Inc.	12,491	433,688
Freshpet, Inc.(a),(b)	17,834	982,832
J & J Snack Foods Corp.	5,796	556,938
John B. Sanfilippo & Son, Inc.	3,461	222,473
MGP Ingredients, Inc.	5,430	131,352
National Beverage Corp.(a)	8,521	314,595
The Simply Good Foods Company(a)	34,260	850,333
Tootsie Roll Industries, Inc.(b)	7,001	293,482
TreeHouse Foods, Inc.(a)	16,001	323,380
Universal Corp.	9,322	520,820
		6,201,457
Health Care Equipment & Services — 5.6%
Acadia Healthcare Co., Inc.(a),(b)	33,669	833,644
AdaptHealth Corp.(a)	39,928	357,356
Addus HomeCare Corp.(a)	6,649	784,515
AMN Healthcare Services, Inc.(a)	13,914	269,375
Artivion, Inc.(a)	15,171	642,340
Astrana Health, Inc.(a),(b)	15,863	449,716
Avanos Medical, Inc.(a)	17,989	207,953
Certara, Inc.(a),(b)	44,025	537,985
Concentra Group Holdings Parent, Inc.	43,461	909,639
CONMED Corp.	11,301	531,486
CorVel Corp.(a)	11,394	882,123
Embecta Corp.	21,387	301,771
Enovis Corp.(a)	20,826	631,861
Glaukos Corp.(a)	20,989	1,711,653
HealthStream, Inc.	8,605	243,005
ICU Medical, Inc.(a),(b)	9,029	1,083,119
Inspire Medical Systems, Inc.(a)	9,853	731,093
Integer Holdings Corp.(a)	12,969	1,340,087
Integra LifeSciences Holdings Corp.(a)	24,325	348,577
LeMaitre Vascular, Inc.	7,592	664,376
Merit Medical Systems, Inc.(a)	21,699	1,806,008
National HealthCare Corp.	4,666	566,966
Neogen Corp.(a),(b)	79,111	451,724
NeoGenomics, Inc.(a)	45,735	353,074
Omnicell, Inc.(a)	16,797	511,469
Pediatrix Medical Group, Inc.(a)	31,225	523,019
Premier, Inc., Cl. A	30,103	836,863
Privia Health Group, Inc.(a)	42,037	1,046,721

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Health Care Equipment & Services — 5.6% (continued)
Progyny, Inc.(a)	29,207	628,535
QuidelOrtho Corp.(a)	24,513	721,908
RadNet, Inc.(a),(b)	25,294	1,927,656
Schrodinger, Inc.(a)	21,201	425,292
Select Medical Holdings Corp.	39,144	502,609
STAAR Surgical Co.(a)	18,444	495,590
Tandem Diabetes Care, Inc.(a)	25,855	313,880
Teleflex, Inc.	16,183	1,980,152
TransMedics Group, Inc.(a),(b)	12,487	1,401,041
U.S. Physical Therapy, Inc.	5,772	490,331
UFP Technologies, Inc.(a),(b)	2,807	560,277
Waystar Holding Corp.(a)	42,133	1,597,683
		30,602,472
Household & Personal Products — .7%
Central Garden & Pet Co.(a)	3,418	111,598
Central Garden & Pet Co., Cl. A(a)	18,668	551,266
Edgewell Personal Care Co.	16,869	343,453
Energizer Holdings, Inc.	22,226	553,205
Interparfums, Inc.	6,831	672,034
Reynolds Consumer Products, Inc.	20,035	490,256
USANA Health Sciences, Inc.(a)	4,001	110,228
WD-40 Co.	4,940	976,144
		3,808,184
Insurance — 2.4%
AMERISAFE, Inc.	6,896	302,321
Assured Guaranty Ltd.	16,342	1,383,350
Employers Holdings, Inc.	8,481	360,273
Genworth Financial, Inc.(a)	150,304	1,337,706
Goosehead Insurance, Inc., Cl. A	9,315	693,222
HCI Group, Inc.	3,910	750,446
Horace Mann Educators Corp.	14,790	668,064
Lincoln National Corp.	61,891	2,496,064
Mercury General Corp.	9,910	840,170
Palomar Holdings, Inc.(a)	9,798	1,143,917
ProAssurance Corp.(a)	18,788	450,724
Safety Insurance Group, Inc.	5,613	396,783
SiriusPoint Ltd.(a)	37,784	683,513
Stewart Information Services Corp.	10,420	763,994
Trupanion, Inc.(a)	12,269	531,002
United Fire Group, Inc.	8,336	253,581
		13,055,130
Materials — 4.8%
AdvanSix, Inc.	10,193	197,540
Alpha Metallurgical Resources, Inc.(a)	4,017	659,150
Balchem Corp.	11,902	1,786,014
Celanese Corp.	40,105	1,687,618
Century Aluminum Co.(a)	19,095	560,629
Element Solutions, Inc.	83,387	2,098,851
FMC Corp.(b)	45,754	1,538,707
Hawkins, Inc.(b)	7,632	1,394,519
HB Fuller Co.	19,709	1,168,350

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Materials — 4.8% (continued)
Hecla Mining Co.(b)	242,077	2,929,132
Ingevity Corp.(a)	13,319	735,076
Innospec, Inc.	9,043	697,758
Kaiser Aluminum Corp.	5,985	461,803
Koppers Holdings, Inc.	7,030	196,840
Materion Corp.	7,595	917,552
Metallus, Inc.(a)	13,995	231,337
Minerals Technologies, Inc.	11,445	710,963
O-I Glass, Inc.(a)	57,366	744,037
Quaker Chemical Corp.(b)	5,054	665,864
Sealed Air Corp.(b)	53,831	1,902,926
Sensient Technologies Corp.	15,560	1,460,306
Stepan Co.	7,928	378,166
SunCoke Energy, Inc.	31,276	255,212
Sylvamo Corp.	12,383	547,576
The Chemours Company	54,745	867,161
Warrior Met Coal, Inc.	19,259	1,225,643
Worthington Steel, Inc.	11,878	360,972
		26,379,702
Media & Entertainment — 1.9%
Angi, Inc.(a)	13,490	219,347
Cable One, Inc.(b)	1,636	289,654
Cargurus, Inc.(a)	31,103	1,157,965
Cars.com, Inc.(a)	21,989	268,706
Cinemark Holdings, Inc.(b)	37,799	1,059,128
DoubleVerify Holdings, Inc.(a)	50,221	601,648
IAC, Inc.(a)	24,588	837,713
John Wiley & Sons, Inc., Cl. A	14,973	605,957
Madison Square Garden Sports Corp.(a)	6,544	1,485,488
QuinStreet, Inc.(a)	20,471	316,686
Scholastic Corp.(b)	8,437	231,005
Shutterstock, Inc.	8,785	183,167
TEGNA, Inc.	58,871	1,196,848
Thryv Holdings, Inc.(a),(b)	15,680	189,101
TripAdvisor, Inc.(a)	42,481	690,741
Yelp, Inc.(a)	21,903	683,374
Ziff Davis, Inc.(a)	14,994	571,271
		10,587,799
Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
ACADIA Pharmaceuticals, Inc.(a)	46,275	987,509
ADMA Biologics, Inc.(a)	87,368	1,280,815
Alkermes PLC(a)	60,371	1,811,130
Amphastar Pharmaceuticals, Inc.(a),(b)	13,080	348,582
ANI Pharmaceuticals, Inc.(a)	6,352	581,843
Arcus Biosciences, Inc.(a),(b)	25,592	348,051
Arrowhead Pharmaceuticals, Inc.(a)	50,571	1,744,194
Azenta, Inc.(a)	14,807	425,257
BioLife Solutions, Inc.(a)	14,273	364,104
Catalyst Pharmaceuticals, Inc.(a)	41,976	826,927
Collegium Pharmaceutical, Inc.(a)	11,490	402,035
Corcept Therapeutics, Inc.(a)	34,359	2,855,577

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 4.9% (continued)
Cytek Biosciences, Inc.(a)	39,601	137,415
Dynavax Technologies Corp.(a),(b)	36,124	358,711
Fortrea Holdings, Inc.(a)	33,670	283,501
Harmony Biosciences Holdings, Inc.(a)	14,147	389,891
Innoviva, Inc.(a)	21,616	394,492
Krystal Biotech, Inc.(a),(b)	9,489	1,675,093
Ligand Pharmaceuticals, Inc.(a),(b)	7,197	1,274,877
Myriad Genetics, Inc.(a)	35,833	259,073
Organon & Co.	95,128	1,015,967
Pacira BioSciences, Inc.(a),(b)	16,415	423,015
Phibro Animal Health Corp., Cl. A	7,760	313,970
Prestige Consumer Healthcare, Inc.(a)	17,998	1,123,075
Protagonist Therapeutics, Inc.(a),(b)	21,408	1,422,133
Sarepta Therapeutics, Inc.(a)	35,724	688,402
Supernus Pharmaceuticals, Inc.(a)	20,474	978,452
TG Therapeutics, Inc.(a)	49,693	1,795,160
Veracyte, Inc.(a),(b)	28,736	986,507
Vericel Corp.(a)	18,388	578,670
Vir Biotechnology, Inc.(a),(b)	34,803	198,725
Xencor, Inc.(a)	27,053	317,332
		26,590,485
Real Estate Management & Development — .6%
Cushman & Wakefield PLC(a)	84,787	1,349,809
eXp World Holdings, Inc.(b)	32,602	347,537
Kennedy-Wilson Holdings, Inc.	44,895	373,526
Marcus & Millichap, Inc.	9,074	266,322
The St. Joe Company	14,624	723,596
		3,060,790
Semiconductors & Semiconductor Equipment — 3.7%
ACM Research, Inc., Cl. A(a),(b)	19,291	754,857
Alpha & Omega Semiconductor Ltd.(a)	9,391	262,572
Axcelis Technologies, Inc.(a)	11,458	1,118,759
CEVA, Inc.(a)	9,300	245,613
Cohu, Inc.(a)	17,279	351,282
Diodes, Inc.(a)	16,898	899,143
Enphase Energy, Inc.(a)	47,824	1,692,491
FormFactor, Inc.(a)	28,098	1,023,329
Ichor Holdings Ltd.(a)	13,327	233,489
Impinj, Inc.(a)	9,480	1,713,510
Kulicke & Soffa Industries, Inc.	18,808	764,357
MaxLinear, Inc.(a)	29,817	479,457
PDF Solutions, Inc.(a)	11,948	308,497
Penguin Solutions, Inc.(a)	17,367	456,405
Photronics, Inc.(a)	21,777	499,782
Qorvo, Inc.(a)	30,877	2,812,277
Semtech Corp.(a)	31,725	2,266,751
SiTime Corp.(a)	7,995	2,408,974
SolarEdge Technologies, Inc.(a),(b)	21,710	803,270
Ultra Clean Holdings, Inc.(a)	16,695	454,939
Veeco Instruments, Inc.(a),(b)	21,836	664,470
		20,214,224

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Software & Services — 4.5%
A10 Networks, Inc.(b)	27,283	495,186
ACI Worldwide, Inc.(a)	37,797	1,994,548
Adeia, Inc.	39,988	671,798
Agilysys, Inc.(a)	9,279	976,615
Alarm.com Holdings, Inc.(a)	18,205	966,321
BlackLine, Inc.(a)	19,296	1,024,618
Box, Inc., Cl. A(a)	53,040	1,711,601
Cleanspark, Inc.(a),(b)	103,897	1,506,507
Clear Secure, Inc., Cl. A	31,779	1,060,783
DigitalOcean Holdings, Inc.(a),(b)	24,952	852,360
DXC Technology Co.(a)	65,315	890,243
Grid Dynamics Holdings, Inc.(a)	23,558	181,632
InterDigital, Inc.(b)	9,456	3,264,495
LiveRamp Holdings, Inc.(a)	23,970	650,546
MARA Holdings, Inc.(a),(b)	135,677	2,477,462
N-able, Inc.(a)	26,900	209,820
NCR Voyix Corp.(a),(b)	50,461	633,286
Progress Software Corp.	15,963	701,255
Q2 Holdings, Inc.(a)	22,792	1,649,913
Sprinklr, Inc., Cl. A(a)	42,885	331,072
SPS Commerce, Inc.(a)	13,874	1,444,838
Teradata Corp.(a)	34,495	741,987
		24,436,886
Technology Hardware & Equipment — 6.6%
Advanced Energy Industries, Inc.	13,791	2,346,401
Arlo Technologies, Inc.(a)	38,156	646,744
Badger Meter, Inc.	10,796	1,927,950
Benchmark Electronics, Inc.	13,370	515,413
Calix, Inc.(a)	21,765	1,335,718
Corsair Gaming, Inc.(a)	17,968	160,275
CTS Corp.	10,636	424,802
Digi International, Inc.(a)	13,442	490,095
ePlus, Inc.	9,749	692,276
Extreme Networks, Inc.(a)	48,264	996,652
Harmonic, Inc.(a)	42,746	435,154
Insight Enterprises, Inc.(a),(b)	11,498	1,303,988
Itron, Inc.(a)	16,749	2,086,255
Knowles Corp.(a),(b)	31,166	726,479
Mirion Technologies, Inc.(a),(b)	89,839	2,089,655
NetScout Systems, Inc.(a)	24,844	641,720
OSI Systems, Inc.(a),(b)	5,778	1,440,109
PC Connection, Inc.	4,137	256,453
Plexus Corp.(a)	9,875	1,428,814
Ralliant Corp.	41,293	1,805,743
Rogers Corp.(a)	6,260	503,680
Sandisk Corp.(a)	50,553	5,672,047
Sanmina Corp.(a)	19,528	2,247,868
ScanSource, Inc.(a)	7,547	331,993
TTM Technologies, Inc.(a)	38,055	2,191,968
Viasat, Inc.(a)	49,138	1,439,743

Description	Shares	Value ($)
Common Stocks — 98.9% (continued)
Technology Hardware & Equipment — 6.6% (continued)
Viavi Solutions, Inc.(a)	81,606	1,035,580
Vishay Intertechnology, Inc.	44,853	686,251
		35,859,826
Telecommunication Services — .9%
Cogent Communications Holdings, Inc.(b)	17,337	664,874
Gogo, Inc.(a),(b)	27,184	233,510
Lumen Technologies, Inc.(a)	345,823	2,116,437
Shenandoah Telecommunications Co.	17,581	235,937
Telephone and Data Systems, Inc.	35,953	1,410,796
Uniti Group, Inc.(a),(b)	65,340	399,881
		5,061,435
Transportation — 1.4%
Allegiant Travel Co.(a)	4,901	297,834
ArcBest Corp.	8,468	591,659
Forward Air Corp.(a)	8,135	208,581
Heartland Express, Inc.(b)	16,612	139,209
Hertz Global Holdings, Inc.(a),(b)	45,823	311,596
Hub Group, Inc., Cl. A	22,113	761,572
JetBlue Airways Corp.(a),(b)	106,314	523,065
Marten Transport Ltd.	20,778	221,494
Matson, Inc.	11,643	1,147,883
RXO, Inc.(a),(b)	59,822	920,062
Schneider National, Inc., Cl. B	18,094	382,869
SkyWest, Inc.(a)	14,783	1,487,466
Sun Country Airlines Holdings, Inc.(a)	19,226	227,059
Werner Enterprises, Inc.	21,809	574,013
		7,794,362
Utilities — 2.1%
American States Water Co.	14,064	1,031,172
Avista Corp.	29,623	1,120,046
California Water Service Group	21,786	999,760
Chesapeake Utilities Corp.	8,719	1,174,362
Clearway Energy, Inc., Cl. A	13,188	355,153
Clearway Energy, Inc., Cl. C	30,046	848,800
H2O America	11,890	579,043
MDU Resources Group, Inc.	74,819	1,332,526
MGE Energy, Inc.	13,394	1,127,507
Middlesex Water Co.	6,585	356,380
Northwest Natural Holding Co.	15,152	680,779
Otter Tail Corp.	15,354	1,258,567
Unitil Corp.	6,415	307,022
		11,171,117
Total Common Stocks (cost $381,972,336)		539,412,467

	Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
Omniab Operations, Inc.-Earnout 12.5(d)	3,619	0
Omniab Operations, Inc.-Earnout 15.0(d)	3,619	0
Total Rights (cost $12,944)		0

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Exchange-Traded Funds — .7%
Registered Investment Companies — .7%
iShares Core S&P Small-Cap ETF (cost $3,620,025)	32,398	3,849,854

	1-Day Yield (%)
Investment Companies — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $2,211,380)	4.28	2,211,380	2,211,380
Investment of Cash Collateral for Securities Loaned — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $6,215,666)	4.28	6,215,666	6,215,666
Total Investments (cost $394,032,351)		101.1%	551,689,367
Liabilities, Less Cash and Receivables		(1.1%)	(5,982,288)
Net Assets		100.0%	545,707,079

ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At September 30, 2025, the value of the fund’s securities on loan was $69,613,067 and the value of the collateral was
$71,065,724, consisting of cash collateral of $6,215,666 and U.S. Government & Agency securities valued at $64,850,058.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	The fund held Level 3 securities at September 30, 2025. These securities were valued at $0 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000 Index	23	12/19/2025	2,778,619	2,823,825	45,206
Gross Unrealized Appreciation					45,206
See notes to schedule of investments.

Schedule of Investments
Small Cap Stock Index Portfolio
September 30, 2025 (Unaudited)
The following is a summary of the inputs used as of September 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	539,412,467	—	—	539,412,467
Exchange-Traded Funds	3,849,854	—	—	3,849,854
Rights	—	—	0	—
Investment Companies	8,427,046	—	—	8,427,046
	551,689,367	—	0	551,689,367
Other Financial Instruments:
Futures††	45,206	—	—	45,206
	45,206	—	—	45,206

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at September 30, 2025 are set forth in the Schedule of Investments.
At September 30, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $157,702,222, consisting of $207,649,907 gross unrealized appreciation and $49,947,685 gross unrealized depreciation.
At September 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.